Pension and Other Postretirement Benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension And Other Postretirement Footnote Text Details [Abstract]
Pre-tax curtailment gain			$ 46,000,000
After-tax curtailment gain			30,000,000
Increase (decrease) to postretirement benefits liability adjustment pre-tax	558,000,000
Increase (decrease) to postretirement benefits liability adjustement after-tax	360,000,000
Expected minimum required funding contributions next year	250
Expected pre-tax gains (losses) from amortization of past experience pension	59,000,000
Weighted average amortization period for frozen pension plan	29
Unfunded retiree health benefit plans accumulated pension benefit obligation	302,000,000	296,000,000
Retiree life insurance plans accumulated benefit obligation	150,000,000	148,000,000
Expected pre-tax gains (losses) related to amortization of OPEB prior service cost	12,000,000
Expected pre-tax gains (losses) related to amortization of OPEB prior experience	0
Average remaining service period of active employees associated with OPEB plans	9
Weighted Average Remaining amortization period for prior service costs	2.5
Estimated rate of future increases in the per capita cost of health care benefits	8.00%
Estimated decrease in rate per year of future increases in the per capita cost of health care benefits	decreasing by 0.5% per year
Estimated rate of future increases in the per capita cost of health care benefits in 2018 and beyond	5.00%
Year that estimated rate of future cost of health care is realized	2018
Target investment allocation percentage of equity securities	37.00%
Target investment allocation percentage of fixed income	30.00%
Target investment allocation percentage of real estate	8.00%
Target investment allocation percentage of other	25.00%
Pension plan assets invested in separate accounts of CGLIC and LINA	3,000,000,000
Pension plan assets invested in funds offered by the buyer of the retirement benefits business	400,000,000
Return on level 3 OPEB assets	1,000,000	1,000,000
Net withdrawal from OPEB assets fund	2,000,000	2,000,000
Recognition Period For Market Fluctuation Impacts On Pension Cost	5
Market-related asset value of pension costs	3,400,000,000
Defined Benefit Plan Market Value Of Pension Plan Assets	3,300,000,000
Expense for matching contributions in the 401K plan	72,000,000	69,000,000	36,000,000
Results of a 1% increase or decrease in healthcare benefits estimate range table details [Abstract]
Effect of increase on total service and interest cost	1,000,000
Effect of decrease on total service and interest cost	(1,000,000)
Effect of increase on postretirement benefit obligation	13,000,000
Effect of decrease on postretirement benefit obligation	(11,000,000)
Fixed maturities:
Total fixed maturities	16,217,000,000	14,709,000,000
Equity Securities [Abstract]
Total equity securities	100,000,000	127,000,000
Changes In Level Three Plan Assets Table Details [Line Items]
Fair value of plan assets, January 1	657,000,000	613,000,000
Actual return on plan assets still held at reporting date	112,000,000	56,000,000
Actual return on plan assets sold during the period	18,000,000	14,000,000
Total actual return on plan assets	130,000,000	70,000,000
Purchases, sales, settlements, net	51,000,000	(25,000,000)
Transfers into (out of) Level 3	(8,000,000)	(1,000,000)
Fair value of plan assets, December 31	830,000,000	657,000,000	613,000,000
Fair Value Inputs Level 1 [Member]
Fixed maturities:
Federal government and agency	217,000,000	133,000,000
Corporate	0	0
Total fixed maturities	217,000,000	133,000,000
Equity Securities [Abstract]
Total equity securities	3,000,000	6,000,000
Fair Value Inputs Level 2 [Member]
Fixed maturities:
Federal government and agency	738,000,000	550,000,000
Corporate	10,132,000,000	9,080,000,000
Total fixed maturities	15,028,000,000	13,677,000,000
Equity Securities [Abstract]
Total equity securities	67,000,000	87,000,000
Fair Value Inputs Level 3 [Member]
Fixed maturities:
Federal government and agency	3,000,000	4,000,000
Corporate	381,000,000	364,000,000
Total fixed maturities	972,000,000	899,000,000
Equity Securities [Abstract]
Total equity securities	30,000,000	34,000,000
Fixed Maturities And Equity Securities [Member]
Changes In Level Three Plan Assets Table Details [Line Items]
Fair value of plan assets, January 1	46,000,000	167,000,000
Actual return on plan assets still held at reporting date	1,000,000	(15,000,000)
Actual return on plan assets sold during the period	18,000,000	14,000,000
Total actual return on plan assets	19,000,000	(1,000,000)
Purchases, sales, settlements, net	(33,000,000)	(119,000,000)
Transfers into (out of) Level 3	(6,000,000)	(1,000,000)
Fair value of plan assets, December 31	26,000,000	46,000,000
Real Estate And Mortgage Loans [Member]
Changes In Level Three Plan Assets Table Details [Line Items]
Fair value of plan assets, January 1	240,000,000	160,000,000
Actual return on plan assets still held at reporting date	44,000,000	16,000,000
Actual return on plan assets sold during the period	0	0
Total actual return on plan assets	44,000,000	16,000,000
Purchases, sales, settlements, net	21,000,000	64,000,000
Transfers into (out of) Level 3	(2,000,000)	0
Fair value of plan assets, December 31	303,000,000	240,000,000
Securities Partnerships [Member]
Changes In Level Three Plan Assets Table Details [Line Items]
Fair value of plan assets, January 1	347,000,000	257,000,000
Actual return on plan assets still held at reporting date	66,000,000	53,000,000
Actual return on plan assets sold during the period	0	0
Total actual return on plan assets	66,000,000	53,000,000
Purchases, sales, settlements, net	(99,000,000)	37,000,000
Transfers into (out of) Level 3	0	0
Fair value of plan assets, December 31	314,000,000	347,000,000
Hedge Funds [Member]
Changes In Level Three Plan Assets Table Details [Line Items]
Actual return on plan assets still held at reporting date	(2,000,000)
Actual return on plan assets sold during the period	0
Total actual return on plan assets	(2,000,000)
Purchases, sales, settlements, net	150,000,000
Transfers into (out of) Level 3	0
Fair value of plan assets, December 31	148,000,000
Guaranteed Deposit Account Contract [Member]
Changes In Level Three Plan Assets Table Details [Line Items]
Fair value of plan assets, January 1	24,000,000	29,000,000
Actual return on plan assets still held at reporting date	3,000,000	2,000,000
Actual return on plan assets sold during the period	0	0
Total actual return on plan assets	3,000,000	2,000,000
Purchases, sales, settlements, net	12,000,000	(7,000,000)
Transfers into (out of) Level 3	0	0
Fair value of plan assets, December 31	39,000,000	24,000,000
United States Pension Plans of US Entity, Defined Benefit [Member]
Fixed maturities:
Federal government and agency	5,000,000	8,000,000
Corporate	339,000,000	182,000,000
Financial Instruments Owned Other Mortgage Asset Backed Securities At Fair Value	10,000,000	4,000,000
Fund Investments, including Pooled Separate Accounts	549,000,000	374,000,000
Total fixed maturities	903,000,000	568,000,000
Equity Securities [Abstract]
Domestic Equity Securities	1,168,000,000	1,465,000,000
International Equity Securities Including Funds And Pooled Separate Accounts	278,000,000	426,000,000
Total equity securities	1,446,000,000	1,891,000,000
Real estate, including pooled separate accounts	303,000,000	240,000,000
Security Partnerships	314,000,000	347,000,000
Hedge Funds	148,000,000
Guaranteed Deposit Account	39,000,000	24,000,000
Cash Equivalents	145,000,000	93,000,000
Total Plan Assets At Fair Value	3,298,000,000	3,163,000,000
Fair Value Inputs Level 1 [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Fixed maturities:
Federal government and agency	0	0
Corporate	0	0
Financial Instruments Owned Other Mortgage Asset Backed Securities At Fair Value	0	0
Fund Investments, including Pooled Separate Accounts	0	0
Total fixed maturities	0	0
Equity Securities [Abstract]
Domestic Equity Securities	1,153,000,000	1,445,000,000
International Equity Securities Including Funds And Pooled Separate Accounts	141,000,000	208,000,000
Total equity securities	1,294,000,000	1,653,000,000
Real estate, including pooled separate accounts	0	0
Security Partnerships	0	0
Hedge Funds	0
Guaranteed Deposit Account	0	0
Cash Equivalents	0	0
Total Plan Assets At Fair Value	1,294,000,000	1,653,000,000
Fair Value Inputs Level 2 [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Fixed maturities:
Federal government and agency	5,000,000	8,000,000
Corporate	332,000,000	158,000,000
Financial Instruments Owned Other Mortgage Asset Backed Securities At Fair Value	8,000,000	4,000,000
Fund Investments, including Pooled Separate Accounts	546,000,000	372,000,000
Total fixed maturities	891,000,000	542,000,000
Equity Securities [Abstract]
Domestic Equity Securities	1,000,000	0
International Equity Securities Including Funds And Pooled Separate Accounts	137,000,000	218,000,000
Total equity securities	138,000,000	218,000,000
Real estate, including pooled separate accounts	0	0
Security Partnerships	0	0
Hedge Funds	0
Guaranteed Deposit Account	0	0
Cash Equivalents	145,000,000	93,000,000
Total Plan Assets At Fair Value	1,174,000,000	853,000,000
Fair Value Inputs Level 3 [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Fixed maturities:
Federal government and agency	0	0
Corporate	7,000,000	24,000,000
Financial Instruments Owned Other Mortgage Asset Backed Securities At Fair Value	2,000,000	0
Fund Investments, including Pooled Separate Accounts	3,000,000	2,000,000
Total fixed maturities	12,000,000	26,000,000
Equity Securities [Abstract]
Domestic Equity Securities	14,000,000	20,000,000
International Equity Securities Including Funds And Pooled Separate Accounts	0	0
Total equity securities	14,000,000	20,000,000
Real estate, including pooled separate accounts	303,000,000	240,000,000
Security Partnerships	314,000,000	347,000,000
Hedge Funds	148,000,000
Guaranteed Deposit Account	39,000,000	24,000,000
Cash Equivalents	0	0
Total Plan Assets At Fair Value	830,000,000	657,000,000
Defined Benefit Pension [Member]
Change in benefit obligation[Abstract]
Benefit obligation, January 1	4,691,000,000	4,363,000,000
Service cost	2,000,000	2,000,000	43,000,000
Interest cost	228,000,000	240,000,000	250,000,000
Loss from past experience	453,000,000	379,000,000
Benefits paid from plan assets	(273,000,000)	(258,000,000)
Benefits paid - other	(34,000,000)	(35,000,000)
Benefit obligation, December 31	5,067,000,000	4,691,000,000	4,363,000,000
Change in plan assets [Abstract]
Fair value of plan assets, January 1	3,163,000,000	2,850,000,000
Actual return on plan assets	156,000,000	357,000,000
Benefits paid	(273,000,000)	(258,000,000)
Contributions	252,000,000	214,000,000
Fair value of plan assets, December 31	3,298,000,000	3,163,000,000	2,850,000,000
Funded Status	(1,769,000,000)	(1,528,000,000)
Postretirement benefits liability adjustment included in AOCI table details [Abstract]
Unrecognized net gain (loss)	(2,331,000,000)	(1,805,000,000)
Unrecognized prior service cost	(5,000,000)	(5,000,000)
Postretirement benefits liabiltiy adjustment	(2,336,000,000)	(1,810,000,000)
Components of net pension cost and other postretirement benefits cost tables detail [Abstract]
Service cost	2,000,000	2,000,000	43,000,000
Interest cost	228,000,000	240,000,000	250,000,000
Expected long-term return on plan assets	(267,000,000)	(253,000,000)	(239,000,000)
Amortization of net loss from past experience	38,000,000	28,000,000	34,000,000
Amortization of prior service cost	0	0	(4,000,000)
Curtailment	0	0	(46,000,000)
Net pension cost	1,000,000	17,000,000	38,000,000
Assumptions for pension and other postretirement benefits [Abstract]
Discount rate: Benefit obligation	4.00%	5.00%
Discount rate: Benefit cost	5.00%	5.50%
Expected long-term return on plan assets: Benefit cost	8.00%	8.00%
Paid after one year	516,000,000
Paid after two years	338,000,000
Paid after three years	340,000,000
Paid after four years	327,000,000
Paid after five years	323,000,000
Paid in six to ten years	1,577,000,000
Other Postretirement Benefit Plans Defined Benefit [Member]
Change in benefit obligation[Abstract]
Benefit obligation, January 1	444,000,000	419,000,000
Service cost	2,000,000	1,000,000	1,000,000
Interest cost	20,000,000	22,000,000	24,000,000
Loss from past experience	16,000,000	36,000,000
Benefits paid from plan assets	(2,000,000)	(2,000,000)
Benefits paid - other	(28,000,000)	(32,000,000)
Benefit obligation, December 31	452,000,000	444,000,000	419,000,000
Change in plan assets [Abstract]
Fair value of plan assets, January 1	23,000,000	24,000,000
Actual return on plan assets	1,000,000	1,000,000
Benefits paid	(2,000,000)	(2,000,000)
Contributions		0
Fair value of plan assets, December 31	22,000,000	23,000,000	24,000,000
Funded Status	(430,000,000)	(421,000,000)
Postretirement benefits liability adjustment included in AOCI table details [Abstract]
Unrecognized net gain (loss)	(30,000,000)	(14,000,000)
Unrecognized prior service cost	35,000,000	51,000,000
Postretirement benefits liabiltiy adjustment	5,000,000	37,000,000
Components of net pension cost and other postretirement benefits cost tables detail [Abstract]
Service cost	2,000,000	1,000,000	1,000,000
Interest cost	20,000,000	22,000,000	24,000,000
Expected long-term return on plan assets	(1,000,000)	(1,000,000)	(1,000,000)
Amortization of net loss from past experience	0	0	(5,000,000)
Amortization of prior service cost	(16,000,000)	(18,000,000)	(18,000,000)
Net pension cost	5,000,000	4,000,000	1,000,000
Assumptions for pension and other postretirement benefits [Abstract]
Discount rate: Benefit obligation	3.75%	4.75%
Discount rate: Benefit cost	4.75%	5.25%
Expected long-term return on plan assets: Benefit cost	5.00%	5.00%
Expected rate of compensation increase: Benefit obligation	3.00%	3.00%
Expected rate of compensation increase: Benefit cost	3.00%	3.00%
Paid after one year	43,000,000
Paid after two years	41,000,000
Paid after three years	40,000,000
Paid after four years	39,000,000
Paid after five years	38,000,000
Paid in six to ten years	169,000,000
Other Postretirement Benefit Plans Defined Benefit Net Of Medicare Part D Subsidy [Member]
Assumptions for pension and other postretirement benefits [Abstract]
Paid after one year	39,000,000
Paid after two years	39,000,000
Paid after three years	38,000,000
Paid after four years	38,000,000
Paid after five years	37,000,000
Paid in six to ten years	$ 162,000,000